united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 333-252816 and 811-23637

           DGI Investment Trust

(Exact name of registrant as specified in charter)

            c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico 00918__

(Address of principal executive offices) (Zip code)

           Maggie Bull, Ultimus Fund Solutions LLC

           2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-869-4262

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

DGI Balanced Fund

Semi-Annual Report

December 31, 2022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

DGI Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

Six Months	Six Months	One Year	Since Inception (a)
DGI Balanced Fund - Class P Shares	(2.70)%	(14.02)%	(7.96)%
DGI Balanced Fund - Class T Shares	(2.70)%	(14.02)%	(7.96)%
DGI Balanced Fund - Class NT Shares	(2.70)%	(14.02)%	(7.96)%
Blended Benchmark Index (67% Bloomberg U.S. Aggregate Bond Index /33% S&P 500 Total Return Index)	(1.05)%	(14.43)%	(5.99)%
Bloomberg U.S. Aggregate Bond Index **	(2.97)%	(13.01)%	(7.67)%
S&P 500 Total Return Index ***	2.31%	(18.11)%	(3.33)%

(a)	Inception date is May 24, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The estimated total annual operating expense ratio for each share class is 1.48% per the Fund’s Prospectus dated October 28, 2022. For performance information current to the most recent month-end, please call 1-877-910-4232.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities (agency and non-agency). Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Holdings by Type of Investment	% of Net Assets
U.S. Government Agencies	45.1%
Exchange Traded Funds	34.9%
Common Stock	12.2%
Collateralized Mortgage Obligations	0.1%
Short-Term Investment	7.2%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 12.2%
	BANKING - 12.2%
685,000	First BanCorporation	$8,713,200
420,000	Popular, Inc.	27,854,400
	TOTAL COMMON STOCKS (Cost $22,633,542)	36,567,600

	EXCHANGE-TRADED FUNDS — 34.9%
	EQUITY - 34.9%
139,300	iShares MSCI EAFE ETF	9,143,652
160,000	iShares MSCI Emerging Markets ETF	6,064,000
156,000	iShares Russell 2000 ETF	27,200,160
113,400	SPDR S&P 500 ETF Trust	43,367,562
30,500	SPDR S&P CHINA ETF	2,389,980
201,000	Vanguard FTSE Emerging Markets ETF	7,834,980
156,000	Vanguard MSCI Europe ETF	8,648,640
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,731,333)	104,648,974

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
154,713	CFSC Mortgage Trust Series 1 1ZZ (a)		3.7700	03/25/23	154,713
4,900	CFSC Mortgage Trust Series 1 1R (a)		8.0000	03/25/23	—
913,514	Federal National Mortgage Association Series 2011-M1 X (b),(c)	US0001M + 6.000%	1.6113	07/25/38	80,386
984	Lehman Brothers Grantor Trust Series 1993-3 E (a)		15.0000	10/24/23	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $217,772)				235,099

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.1%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.9%(d)
357,735	Federal Home Loan Mortgage Corporation Series D97349	6.0000	09/01/25	$364,056
19,678	Federal Home Loan Mortgage Corporation Series D75702	7.5000	01/01/26	19,863
26,947	Federal Home Loan Mortgage Corporation Series D79168	8.0000	02/01/27	27,011
675,448	Federal Home Loan Mortgage Corporation Series J20654	3.0000	08/01/27	652,238
55,125	Federal Home Loan Mortgage Corporation Series C10178	6.5000	05/01/28	56,632
151,949	Federal Home Loan Mortgage Corporation Series P51380	5.5000	03/01/36	151,661
185,184	Federal Home Loan Mortgage Corporation Series C02554	6.0000	06/01/36	190,372
4,618,125	Federal Home Loan Mortgage Corporation Series SB0645	2.0000	12/01/36	4,129,702
				5,591,535
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.8%(d)
16,520	Federal National Mortgage Association Series 426650	6.5000	03/01/24	16,956
44,986	Federal National Mortgage Association Series 426648	7.0000	04/01/24	44,971
11,316	Federal National Mortgage Association Series 426646	8.0000	10/01/24	11,319
9,245	Federal National Mortgage Association Series 426645	8.5000	10/01/24	9,245
79,442	Federal National Mortgage Association Series 426651	6.5000	03/01/26	81,535
12,919	Federal National Mortgage Association Series 511569	8.5000	07/01/26	12,899
167,774	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	164,972
20,278	Federal National Mortgage Association Series 367023	7.5000	11/01/26	20,234
222,803	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	219,069
29,253	Federal National Mortgage Association Series 367025	8.0000	12/01/26	29,290
690,310	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	667,239
108,324	Federal National Mortgage Association Series 426649	7.0000	02/01/27	108,908
263,973	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	259,544
9,667	Federal National Mortgage Association Series 374925	7.5000	03/01/27	9,646
484,350	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	466,796
365,647	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	352,200
23,696	Federal National Mortgage Association Series 426647	7.5000	06/01/27	23,684
1,424,254	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	1,359,601
504,003	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	495,527
1,017,299	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	967,737
113,547	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	108,896
1,172,970	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	1,124,105
646,722	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	623,135
560,497	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	540,038

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.8%(d) (Continued)
739,202	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	$712,220
65,586	Federal National Mortgage Association Series 488061	7.0000	04/01/29	66,451
687,971	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	662,951
1,396,900	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	1,345,910
1,716,944	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	1,654,284
1,436,088	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	1,383,697
897,064	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	864,311
93,225	Federal National Mortgage Association Series 504137	7.5000	07/01/29	94,105
70,659	Federal National Mortgage Association Series 504148	7.5000	08/01/29	71,041
691,271	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	666,059
37,961	Federal National Mortgage Association Series 523120	7.0000	01/01/30	37,924
770,717	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	738,861
18,161	Federal National Mortgage Association Series 523123	7.5000	02/01/30	18,121
168,613	Federal National Mortgage Association Series 567014	6.5000	03/01/31	173,058
747,702	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	716,669
168,030	Federal National Mortgage Association Series 573448	6.5000	04/01/31	172,462
798,772	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	765,603
1,127,070	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	1,056,242
465,779	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	446,434
777,066	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	740,970
747,299	Federal National Mortgage Association Series 695394	5.0000	06/01/33	764,511
216,636	Federal National Mortgage Association Series 850040	6.5000	06/01/36	222,954
1,667,965	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,531,653
93,935	Federal National Mortgage Association Series 931180	5.5000	04/01/39	94,387
479,288	Federal National Mortgage Association Series 953131	4.5000	09/01/39	475,377
2,488,623	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,392,105
1,512,967	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,452,392
1,623,776	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,558,760
571,513	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	513,587
843,504	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	759,194
4,809,685	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	4,304,375
1,487,716	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,332,338
				35,506,552

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.1% (Continued)
	FEDERAL MORTGAGE OBLIGATION – 0.0%
2,338	R&G Federal Mortgage Trust Series 1993-1 (a)	—	08/25/23	$—

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.4%
5,588	Government National Mortgage Association Series 406062	7.5000	01/15/25	5,585
5,475	Government National Mortgage Association Series 406065	7.5000	01/15/25	5,472
10,047	Government National Mortgage Association Series 439194	7.5000	08/15/25	10,043
44,640	Government National Mortgage Association Series 425509	8.0000	09/15/25	45,106
108,998	Government National Mortgage Association Series 705899	3.5000	01/15/26	104,292
14,063	Government National Mortgage Association Series 385183	7.5000	01/15/26	14,056
24,221	Government National Mortgage Association Series 5127	4.0000	07/20/26	23,280
278,908	Government National Mortgage Association Series 711631	3.5000	02/15/27	267,430
62,732	Government National Mortgage Association Series 5310	3.5000	02/20/27	59,030
405,787	Government National Mortgage Association Series 705941	3.0000	04/15/27	391,994
212,006	Government National Mortgage Association Series 711651	3.5000	05/15/27	203,277
853,915	Government National Mortgage Association Series 740018	3.5000	07/15/27	833,051
376,500	Government National Mortgage Association Series 705951	2.5000	08/15/27	359,340
814,017	Government National Mortgage Association Series 744440	3.5000	10/15/27	793,448
282,020	Government National Mortgage Association Series 705956	2.5000	11/15/27	268,697
30,585	Government National Mortgage Association Series 711707	2.5000	01/15/28	29,192
283,245	Government National Mortgage Association Series 767026	2.5000	02/15/28	269,417
317,850	Government National Mortgage Association Series 721979	2.5000	03/15/28	302,142
382,805	Government National Mortgage Association Series 722012	3.0000	09/15/28	367,260
333,061	Government National Mortgage Association Series 722016	2.5000	12/15/28	316,474
389,173	Government National Mortgage Association Series 722033	3.0000	06/15/29	372,993
45,560	Government National Mortgage Association Series 626932	3.0000	04/15/30	42,738
98,450	Government National Mortgage Association Series 548539	6.0000	10/15/31	101,115
365,381	Government National Mortgage Association Series 635142	3.0000	11/20/31	343,527
109,956	Government National Mortgage Association Series 636427	6.0000	11/15/34	113,019
102,914	Government National Mortgage Association Series 636567	6.0000	07/15/35	105,810
65,087	Government National Mortgage Association Series 643754	6.0000	10/15/35	66,851
171,958	Government National Mortgage Association Series 592885	6.0000	05/15/36	176,798
1,829,123	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,941,720
1,385,873	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,300,182

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.4% (Continued)
627,995	Government National Mortgage Association Series 767055	3.0000	05/15/38	$568,694
665,374	Government National Mortgage Association Series 767066	3.0000	06/15/38	602,551
2,162,376	Government National Mortgage Association Series 721997	3.5000	01/15/39	2,034,457
959,603	Government National Mortgage Association Series 678638	4.5000	08/15/39	949,210
561,788	Government National Mortgage Association Series 678639	5.0000	08/15/39	573,457
1,743,060	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,735,268
127,761	Government National Mortgage Association Series 719894	4.5000	09/15/39	126,598
1,011,012	Government National Mortgage Association Series 678642	5.0000	09/15/39	1,036,754
585,330	Government National Mortgage Association Series 678645	4.5000	10/15/39	582,714
446,130	Government National Mortgage Association Series 678646	5.0000	10/15/39	453,829
512,553	Government National Mortgage Association Series 678643	5.5000	11/15/39	531,130
367,841	Government National Mortgage Association Series 678660	5.0000	03/15/40	374,190
427,425	Government National Mortgage Association Series 722009	3.5000	07/15/40	401,810
1,780,007	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,726,906
370,909	Government National Mortgage Association Series 705894	4.5000	11/15/40	367,570
526,220	Government National Mortgage Association Series 705937	4.0000	01/15/42	512,079
2,052,565	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,934,972
49,181	Government National Mortgage Association Series 5302	3.5000	02/20/42	44,960
2,095,625	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,930,659
1,802,372	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,654,256
1,914,099	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,756,999
1,736,608	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,637,103
948,165	Government National Mortgage Association Series 722008	3.0000	08/15/43	864,971
1,170,312	Government National Mortgage Association Series 722010	3.5000	08/15/43	1,103,258
676,286	Government National Mortgage Association Series 722011	4.0000	08/15/43	658,104
2,411,777	Government National Mortgage Association Series 722013	3.5000	09/15/43	2,273,573
645,040	Government National Mortgage Association Series 722020	3.0000	12/15/43	578,867
1,904,188	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,795,577
3,888,648	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,665,916
2,182,050	Government National Mortgage Association Series 609163	3.5000	07/15/44	2,057,581
2,862,916	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,699,006
2,015,407	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,803,408
2,811,082	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,517,473
8,461,174	Government National Mortgage Association Series 626934	3.0000	04/20/45	7,450,670

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.4% (Continued)
5,437,384	Government National Mortgage Association Series 626941	3.0000	05/15/45	$4,869,516
2,943,787	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,636,240
2,379,391	Government National Mortgage Association Series AE3319	3.0000	07/15/46	2,130,846
1,430,955	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,281,891
1,731,731	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,524,898
2,517,148	Government National Mortgage Association Series AW3558	3.0000	11/15/46	2,254,155
1,089,494	Government National Mortgage Association Series 635153	3.0000	12/20/46	974,510
2,041,205	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,820,352
2,297,925	Government National Mortgage Association Series 690625	3.0000	07/20/47	2,023,389
571,278	Government National Mortgage Association Series BC3027	3.0000	03/15/48	511,590
2,162,098	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,926,118
3,253,416	Government National Mortgage Association Series BE1665	4.0000	05/20/48	3,105,902
2,784,858	Government National Mortgage Association	4.0000	09/15/48	2,665,498
1,004,470	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	931,450
806,082	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	747,495
2,891,742	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,764,213
1,967,116	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,880,366
1,170,395	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	1,085,321
1,047,093	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	971,195
				94,342,854
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $146,869,564)			135,440,941

Shares
	SHORT-TERM INVESTMENT — 7.2%
	MONEY MARKET FUND - 7.2%
21,654,147	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.17% (Cost $21,654,147)(e)	21,654,147

	TOTAL INVESTMENTS - 99.5% (Cost $297,106,359)	$298,546,761
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,551,325
	NET ASSETS - 100.0%	$300,098,086

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

US0001M	ICE LIBOR USD 1 Month

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $154,713 or 0.1% of net assets.

(b)	Interest only securities.

(c)	Variable rate security; the rate shown represents the rate on December 31, 2022.

(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

ASSETS
Investment securities:
At cost	$297,106,359
At value	$298,546,761
Subscription receivable	60,406
Interest and dividends receivable	2,267,477
Prepaid expenses & other assets	307,290
TOTAL ASSETS	301,181,934

LIABILITIES
Due to custodian	66,257
Redemptions Payable	72,485
Advisory fees payable	241,552
Accrued tax liability	445,825
Transfer agency fees payable	66,116
Administration fees payable	48,016
Legal fees payable	80,247
Accrued expenses and other liabilities	63,350
TOTAL LIABILITIES	1,083,848
NET ASSETS	$300,098,086

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$298,458,795
Accumulated earnings	1,639,291
NET ASSETS	$300,098,086

Net Asset Value Per Share:
Class P Shares
Net Assets	$181,595,641
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,266,848
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.94

Class T Shares
Net Assets	$99,331,176
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,991,974
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.94

Class NT Shares
Net Assets	$19,171,269
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,928,365
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.94

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $62,640)	$2,003,217
Interest	2,323,239
TOTAL INVESTMENT INCOME	4,326,456

EXPENSES
Investment advisory fees	1,497,912
Transfer agent fees	214,436
Administrative services fees	162,874
Legal fees	242,827
Printing and postage expenses	26,021
Trustees fees and expenses	37,250
Compliance officer fees	32,184
Audit and tax fees	11,783
Insurance fees	13,060
Custodian fees	3,175
Other expenses	5,235
TOTAL EXPENSES	2,246,757

NET INVESTMENT INCOME	2,079,699

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation on:
Investments	(10,515,983)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,515,983)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,436,284)

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2022	June 30,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$2,079,699	$2,550,014
Net realized gain/(loss) from investments	—	(2,064)
Net change in unrealized depreciation on investments	(10,515,983)	(41,353,426)
Net decrease in net assets resulting from operations	(8,436,284)	(38,805,476)

DISTRIBUTIONS
Distributions to shareholders	(3,710,408)	(1,528,381)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class P Shares	2,151,935	7,220,111
Class T Shares	243,939	555,901
Class NT Shares	30,201	117,748
Net asset value of shares issued in reinvestment of distributions:	1,656,916	—
Payments for shares redeemed:
Class P Shares	(14,261,384)	(17,946,771)
Class T Shares	(7,203,879)	(9,118,818)
Class NT Shares	(1,279,844)	(1,717,810)
Net decrease in net assets from shares of beneficial interest	(18,662,116)	(20,889,639)

TOTAL DECREASE IN NET ASSETS	(30,808,808)	(61,223,496)

NET ASSETS
Beginning of year/period	330,906,894	392,130,390
End of year/period	$300,098,086	$330,906,894

SHARE ACTIVITY
Class P Shares:
Shares Sold	212,256	649,098
Shares Redeemed	(1,410,129)	(1,598,158)
Net decrease in shares of beneficial interest outstanding	(1,197,873)	(949,060)

Class T Shares:
Shares Sold	24,431	48,282
Shares Reinvested	169,766	—
Shares Redeemed	(710,504)	(808,866)
Net decrease in shares of beneficial interest outstanding	(516,307)	(760,584)

Class NT Shares:
Shares sold	3,034	10,131
Shares redeemed	(125,225)	(152,630)
Net decrease in shares of beneficial interest outstanding	(122,191)	(142,499)

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class P Shares
	Six Months Ended		Year Ended	Period* Ended
	December 31, 2022		June 30,	June 30,
	(Unaudited)		2022	2021
Net asset value, beginning of year/period	$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.07		0.08	0.03
Net realized and unrealized gain/(loss) on investments	(0.34)		(1.28)	0.02
Total from investment operations	(0.27)		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.12)		(0.05)	—
Total distributions	(0.12)		(0.05)	—
Net asset value, end of year/period	$9.94		$10.33	$11.58
Total return (3)	(2.60	)% (4)	(10.45)%	0.43%
Net assets, end of year/period (000’s)	$181,596		$201,136	$236,301
Ratio of expenses to average net assets (5)	1.40	% (6)	1.40%	1.17	% (6)
Ratio of net investment income to average net assets (2,5)	1.29	% (6)	0.68%	2.10	% (6)
Portfolio Turnover Rate	2	% (7)	3%	0	% (7)

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class T Shares
	Six Months Ended		Year Ended	Period* Ended
	December 31, 2022		June 30,	June 30,
	(Unaudited)		2022	2021
Net asset value, beginning of year/period	$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.07		0.08	0.03
Net realized and unrealized gain/(loss) on investments	(0.34)		(1.28)	0.02
Total from investment operations	(0.27)		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.12)		(0.05)	—
Total distributions	(0.12)		(0.05)	—
Net asset value, end of year/period	$9.94		$10.33	$11.58
Total return (3)	(2.60)%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$99,331		$108,581	$130,443
Ratio of expenses to average net assets (4)	1.40	% (5)	1.40%	1.17	% (5)
Ratio of net investment income to average net assets (2,4)	1.29	% (5)	0.68%	2.10	% (5)
Portfolio Turnover Rate	2	% (6)	3%	0	% (6)

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class NT Shares
	Six Months Ended		Year Ended	Period* Ended
	December 31, 2022		June 30,	June 30,
	(Unaudited)		2022	2021
Net asset value, beginning of year/period	$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.07		0.08	0.03
Net realized and unrealized gain/(loss) on investments	(0.34)		(1.28)	0.02
Total from investment operations	(0.27)		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.12)		(0.05)	—
Total distributions	(0.12)		(0.05)	—
Net asset value, end of year/period	$9.94		$10.33	$11.58
Total return (3)	(2.60)%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$19,171		$21,189	$25,386
Ratio of expenses to average net assets (4)	1.40	% (5)	1.40%	1.17	% (5)
Ratio of net investment income to average net assets (2,4)	1.29	% (5)	0.68%	2.10	% (5)
Portfolio Turnover Rate	2	% (6)	3%	0	% (6)

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class P, Class T and Class NT shares. The Fund commenced investment operations on May 24, 2021. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in tax treatment. All classes of shares of the Fund have equal voting privileges with respect to the Fund. The Fund’s income, expenses and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of such class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”) . Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$135,440,941	$—	$135,440,941
Collateralized Mortgage Obligations	—	80,386	154,713	235,099
Exchange Traded Funds	104,648,974	—	—	104,648,974
Common Stock	36,567,600	—	—	36,567,600
Money Market Fund	21,654,147	—	—	21,654,147
Total	$162,870,721	$135,521,327	$154,713	$298,546,761

*	Refer to the Portfolio of Investments for classification.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Collateralized
Mortgage
Obligations
Beginning Balance	$283,360
Securities received in reorganization	—
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	(128,647)
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$154,713

These securities were valued based on non-executable broker quotes.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Dividends and Distributions – The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2022, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $4,578,639 and $8,053,825, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust, a separately identifiable division of Oriental Bank, the “Adviser”, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $1,497,912 in advisory fees for the six months ended December 31, 2022.

The distributor of the Fund is Oriental Financial Services LLC (the “Distributor”).

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

5.	TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

6.	TAX COMPONENTS OF CAPITAL

The tax attributes of distributions paid during the fiscal year ended June 30, 2022, were as follows:

Fiscal Year Ended
June 30, 2022
Ordinary Income	$1,528,381
Long-Term Capital Gain	—
Return of Capital	—
Total	$1,528,381

The Fund’s net investment income and net realized gain (loss) on investments reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for r paydowns from mortgage-backed securities, as follows:

2022
Net investment income per statement of operations	$2,550,014
Reclassification of realized loss on securities’ paydown for tax purposes	713,476
Distributable net investment income for tax purposes	$3,263,490
Net realized gain (loss) on investments per statement of operations	$(2,064)
Reclassification of realized loss on securities’ paydown for tax purposes	(713,476)
Net realized loss on investments and futures contracts for tax purposes	$(715,540)

The undistributed net investment income and accumulated net realized loss on investments (tax basis) at June 30, 2022, was as follows:

2022
Undistributed net investment income, beginning of the year	$862,268
Net investment income for the year	3,263,490
Distributions	(1,528,381)
Undistributed net investment income, end of the year	$2,597,377

Accumulated net realized loss on investments and future contracts, beginning of the year	$(52,239)
Net realized loss on investment and future contracts for the year, tax basis	(715,540)
Distributions	—
end of the year, tax basis	$(767,779)

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of December 31, 2022, Pershing, holding shares for the benefit of others in nominee name, held approximately 99.6% of the voting securities of the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

DGI Balanced Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of the DGI Balanced Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
		Beginning		Actual	expenses)
		Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period	Account Value	During Period
	Expense Ratio	7/1/2022	12/31/2022	7/1/22-12/31/22	12/31/2022	7/1/22-12/31/22

Class P*	1.40%	$1,000.00	$974.00	$6.97	$1,018.15	$7.12
Class T*	1.40%	$1,000.00	$974.00	$6.97	$1,018.15	$7.12
Class NT*	1.40%	$1,000.00	$974.00	$6.97	$1,018.15	$7.12

*	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the full half-year period).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 877-910-4232.

INVESTMENT ADVISER
Oriental Trust
254 Munoz Rivera Avenue, 10th Floor
San Juan, Puerto Rico 00918

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DGIPR-SAR-22

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGI Investment Trust

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 3/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 3/10/23

By (Signature and Title)

/s/ Maritza Arizmendi Diaz

Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date 3/10/23